UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2007 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)- 96.9%
Aerospace/Defense- 0.4%

Axle Tech International	BTL-B	B2	B+	7.61%	10/21/12	$239,286	$240,481
SI International, Inc.	BTL	B1	B+	7.32-7.40	02/09/11	718,229	719,125
Wesco International	2nd Lien	B2	B+	11.10	03/28/14	500,000	510,312

							1,469,918

Automobile-1.6%

FleetPride Corp.	BTL-B	B3	B	8.59	06/06/13	226,563	227,482
Goodyear Tire & Rubber Co.	2nd Lien	B1	B+	8.14	04/30/10	2,000,000	2,019,165
Key Safety Systems, Inc.	1st Lien	B2	B+	7.57	03/08/14	1,500,000	1,502,812
Ozburn-Hessey Holding Co. LLC	BTL	B3	B	8.60-8.65	08/10/12	517,580	518,873
United Components, Inc.	BTL-C	B3	B	7.61	06/30/10	493,182	495,030

							4,763,362

Beverage, Food & Tobacco-3.7%

Aramark Corp.	LOC	B1	B+	7.45	01/26/14	131,683	132,213
Aramark Corp.	BTL	B1	B+	7.48	01/26/14	1,842,577	1,850,009
B&G Foods, Inc.	BTL-B	B2	B	7.36	02/23/13	1,000,000	1,000,000
Best Brands Corp.	BTL-C	B2	B	11.82	06/12/13	1,452,765	1,463,660
Dean Foods Co.	BTL-B	Ba1	BB	6.88	04/02/14	1,000,000	1,000,000
Dole Food Co., Inc.	BTL-B	B2	B	7.44-9.25	04/12/13	207,209	207,295
Dole Food Co., Inc.	BTL-C	B2	B	7.44-9.25	04/12/13	690,698	690,985
Dole Food Co., Inc.	CLD	B2	B	5.23	04/12/13	93,023	93,062
Fresh Start Bakeries, Inc.	2nd Lien	B2	CCC+	11.13	03/29/14	250,000	253,125
Leiner Health Products Group, Inc.	BTL-B	B2	B-	8.83-8.85	08/16/13	492,405	495,790
NPC International, Inc.	BTL	B2	B+	7.07-7.13	05/03/13	1,666,667	1,672,397
Pierre Foods, Inc.	BTL-B	B1	B+	7.61	06/30/10	702,738	706,691
Pinnacle Foods Group, Inc.	BTL-B	B1	B+	8.10	06/30/14	1,000,000	1,000,000

							10,565,227

Broadcasting & Entertainment-14.8%

Century - TCI California LP (5)	Revolver	NR	NR	8.25	12/31/07	10,000	9,900
Cequel Communications LLC	1st Lien	B2	B+	7.61	11/05/13	3,000,000	3,008,334
Cequel Communications LLC	2nd Lien	B2	B-	9.86	05/05/14	1,000,000	1,025,781
Charter Communications Operating LLC	BTL	Caa1	CCC+	7.99	03/01/14	4,000,000	3,997,084
Charter Communications Operating LLC	BTL-B	Caa1	CCC+	7.32	04/28/13	4,000,000	3,998,628
CSC Holdings, Inc.	BTL-B	B1	BB	7.11	03/29/13	2,483,744	2,495,388
Gray Television, Inc.	BTL-B	Ba3	B	6.85	12/31/14	1,000,000	1,001,250
Haights Cross Operating Co.	BTL	B1	B-	9.86	08/20/08	1,445,081	1,452,307
HIT Entertainment, Ltd.	2nd Lien	B1	B	10.86	02/26/13	1,000,000	1,014,063
HIT Entertainment, Ltd.	BTL	B1	B	7.09-7.59	03/20/12	492,500	495,732
Insight Midwest Holdings LLC	BTL-B	B1	BB-	7.36	04/06/14	3,000,000	3,025,938
Intelsat Zeus, Ltd.	BTL	Ba2	BB-	7.36	07/03/13	982,538	991,749
Liberty Cablevision of Puerto Rico, Ltd.	BTL	NR	NR	7.61	03/01/13	1,485,000	1,492,425
Mission Broadcasting, Inc.	BTL-B	B2	B	7.10	08/14/12	1,197,954	1,197,206
Nexstar Broadcasting, Inc.	BTL-B	B2	B	7.10	08/14/12	1,134,951	1,134,241
NextMedia Operating	2nd Lien	B2	B	9.82	11/15/13	500,000	503,282
PanAmSat Corp.	BTL-A	B2	BB-	7.36	07/03/12	132,761	133,935
PanAmSat Corp.	BTL-B2	B2	BB-	7.86	08/22/11	4,285,594	4,329,255
Persona Communication, Inc.	1st Lien	B2	B	8.10	10/12/13	250,000	252,344
Persona Communication, Inc.	2nd Lien	B2	B	11.36	10/12/13	1,000,000	1,014,063
Radio Systems Corp.	BTL-B	B1	B	8.07-10.00	09/15/13	497,500	499,677
Spanish Broadcasting Systems, Inc.	1st Lien	B1	B-	7.10	06/10/12	980,000	982,757
Univision Communications, Inc.	BTL-B	B1	B	7.61	03/28/14	4,000,000	4,001,820
UPC Financing Partnership	BTL-J2	B1	B	7.37	04/01/13	1,000,000	1,004,376
UPC Financing Partnership	BTL-K2	B1	B	7.37	12/31/13	1,000,000	1,004,313
WideOpenWest Finance LLC	2nd Lien	B2	B	10.36	05/01/14	500,000	511,094
WideOpenWest Finance LLC	BTL-B	B2	B	7.61	05/01/13	1,000,000	1,008,229
Young Broadcasting, Inc.	BTL	B3	CCC+	7.88	11/03/12	982,500	987,413

							42,572,584

Buildings & Real Estate-4.3%

Atrium Cos., Inc.	BTL	B2	B	8.57-8.61	05/31/12	441,939	442,676
Brand Services, Inc.	1st Lien	B1	NR	7.63	02/07/14	2,000,000	2,014,376
Brickman Group Holdings, Inc.	BTL-B	B2	B+	7.36-7.40	01/23/14	1,000,000	1,003,438
Building Materials Holding Corp.	Junior 2nd Lien	Caa1	B-	11.13	02/22/15	1,000,000	999,844
Building Materials Holding Corp.	BTL	B2	BB-	8.13	02/22/14	997,500	1,004,981
LandSource Communities Development LLC	1st Lien	Ba3	BB	8.13	02/27/13	1,000,000	1,005,000
LandSource Communities Development LLC	2nd Lien	Ba3	BB	9.88	02/27/14	500,000	507,266
Masonite International Corp.	BTL	B2	B+	7.35-7.36	04/05/13	1,472,480	1,453,787
Masonite International Corp.	CND TL	B2	B+	7.35-7.36	04/05/13	1,469,976	1,451,315
North Las Vegas	1st Lien	B2	BB-	8.10	05/09/11	290,911	292,366
North Las Vegas	2nd Lien	B2	BB-	12.35	05/09/12	250,000	252,500
PGT Industries, Inc.	BTL-A2	B2	B	8.36	02/14/12	532,271	535,598
Rhodes Homes	1st Lien	B1	B	8.61	11/21/10	212,500	213,031
Tensar Earth Technologies	BTL-B	B2	B-	8.11	10/31/12	987,513	992,451
Yellowstone Club	2nd Lien	B1	B+	7.70	09/30/10	225,467	225,983

							12,394,612

Cargo Transport-0.8%

Cardinal Logistics Management, Inc.	2nd Lien	NR	NR	11.07	03/23/14	1,000,000	970,000
Greatwide Logistics Services, Inc.	2nd Lien	B3	B-	11.85	06/19/14	1,000,000	1,010,000
Hertz Corp.	BTL-B	Ba3	BB-	7.07-7.09	12/21/12	349,780	352,882

							2,332,882

Chemicals, Plastics & Rubber-6.0%

Basell NV	BTL-B2	Ba3	B+	7.57	09/07/13	104,127	105,477
Basell NV	BTL-B4	Ba3	B+	7.57	09/07/13	20,825	21,095
Basell NV	BTL-C2	Ba3	B+	8.32	09/07/14	104,127	105,477
Basell NV	BTL-C4	Ba3	B+	8.32	09/07/14	20,825	21,095
Brenntag AG	BTL-B2	B2	B	7.89	01/07/14	200,909	203,797
Brenntag AG	BTL	B2	B	7.89	01/07/14	49,091	49,398
Celanese AG	BTL-B	Ba3	BB-	7.09	04/06/11	4,913,650	4,932,415
Hexion Specialty Chemicals, Inc.	BTL-C1	B2	B	7.88	05/05/13	817,431	824,016
Hexion Specialty Chemicals, Inc.	BTL-C2	B2	B	7.88	05/05/13	177,123	178,550
Huntsman International LLC	BTL-B	Ba3	BB-	7.07	08/16/12	2,633,850	2,644,385
Ineos US Finance LLC	BTL-B	Ba3	B+	7.58	12/16/13	742,500	751,858
Ineos US Finance LLC	BTL-C	Ba3	B+	7.08	12/16/14	742,500	751,858
Kraton Polymers LLC	BTL-B	B1	B+	7.38	05/12/13	436,563	439,838
Momentive Performance	BTL	B3	B	7.63	12/04/13	997,500	1,003,838
PQ Corp.	BTL	B1	B+	7.35	02/11/12	735,000	738,675
Rockwood Specialties Group, Inc.	Tranche D	B1	B+	7.36	12/13/13	1,960,000	1,977,885
Wellman, Inc.	2nd Lien	B3	B-	12.11	02/10/10	1,700,000	1,500,959
Yankee Candle Co.	BTL-B	B2	B	7.35	02/06/13	1,000,000	1,005,750

							17,256,366

Containers, Packaging & Glass-2.6%

Appleton Papers, Inc.	BTL	B1	BB-	7.57-7.61	06/11/10	857,937	861,691
Boise Cascade Holdings LLC	BTL-B	Ba3	BB	6.84	10/29/11	711,789	717,653
Captive Plastics	BTL	B2	B-	8.10	08/18/11	452,755	456,151
Captive Plastics	2nd Lien	B2	B-	12.61	02/18/12	1,000,000	1,010,000
Domtar, Inc.	BTL	Ba3	BB-	6.70	03/05/14	2,000,000	1,999,166
Georgia-Pacific Corp.	BTL-B	Ba3	BB-	7.09-7.10	12/20/12	1,975,000	1,987,490
MMGS Packaging Acquisition	2nd Lien	NR	NR	10.85	03/10/14	500,000	503,393

							7,535,544

Diversified/Conglomerate Manufacturing-2.9%

Accuride Corp.	BTL-B	B1	B+	7.38	01/31/12	1,107,727	1,114,420
Aearo Technologies, Inc.	1st Lien	B2	B	7.85	03/24/13	990,000	1,001,138
Aearo Technologies, Inc.	2nd Lien	B2	B	11.85	09/24/13	500,000	509,688
Bombardier Capital, Inc.	BTL	B1	B+	7.86	06/30/13	911,392	917,800
Cinram International, Inc.	BTL-B	B1	BB-	7.11	05/05/11	997,487	994,890
Enersys Capital, Inc.	BTL	Ba3	BB	7.07-7.15	03/17/11	583,537	587,185

Maxim Crane Works LP	BTL	B1	B+	7.32-9.25	01/25/10	315,661	316,253
National Distributing @	BTL	B2	CCC+	11.82	06/22/10	880,000	882,200
Oshkosh Truck Corp.	BTL-B	Ba3	BB	7.35	12/06/13	997,500	1,002,488
Polypore, Inc.	BTL	B3	B	8.32	11/12/11	943,696	949,594

							8,275,656

Diversified/Conglomerate Service-1.5%

Billing Services Group	BTL-A	B1	B+	7.88	04/27/11	475,000	473,813
Bridge Information Systems, Inc. † # @ (5) (6)	BTL-B	Caa1	D	11.25	05/29/05	412,852	—
Coinstar, Inc.	BTL	Ba2	BB-	7.36	07/07/11	792,510	797,464
NES Rentals Holdings	2nd Lien	B3	B+	12.13	07/20/13	2,500,000	2,523,438
Protection One, Inc.	BTL	B2	B+	7.57-7.61	04/18/11	461,802	463,533

							4,258,248

Electronics-5.1%

Advanced Micro Devices, Inc.	BTL	B1	B+	7.57	12/31/13	879,128	885,222
Affiliated Computer Systems	Delayed Draw	Ba2	B+	7.32	03/20/13	992,500	995,602
Aspect Software	Tranche A-1	B2	B	8.38	07/11/11	497,500	502,682
Eastman Kodak Co.	BTL-B	B1	B+	7.57	10/18/12	540,599	542,337
Epicor Software Corp.	BTL	B1	B+	7.81-7.90	03/30/12	495,000	497,166
Infor Global Solutions	Delayed Draw	B3	B-	9.10	07/28/12	341,143	344,981
Infor Global Solutions	BTL	B3	B-	9.10-9.12	07/28/12	653,857	659,088
Reynolds & Reynolds Co.	1st Lien	B1	B+	7.35	10/25/12	995,000	1,000,775
Reynolds & Reynolds Co.	2nd Lien	B1	B+	10.85	10/25/13	250,000	256,641
Sanmina-SCI Corp.	BTL	Ba3	B+	7.88	10/27/13	1,000,000	1,004,792
Sensata Technologies	BTL-B	B2	B+	7.11	04/30/13	1,994,975	1,996,108
Sungard Data Systems, Inc.	BTL-B	B2	B+	7.36	02/28/14	3,930,150	3,967,813
UGS Corp.	BTL	B2	B+	7.07-7.11	03/31/12	1,870,720	1,874,617
Vertafore, Inc.	2nd Lien	B2	B	11.36	01/31/13	250,000	250,938

							14,778,762

Farming & Agriculture-0.1%

AGCO Corp.	BTL	Ba2	BB+	7.10	03/31/08	241,833	243,042

Finance-2.2%

Bankruptcy Management Solutions	2nd Lien	B3	B	11.60	07/31/13	248,750	253,725
Check$mart Financial Co.	BTL-B	B3	B	8.12	05/01/12	495,157	496,086
iPayment, Inc.	BTL-B	B2	B	7.32-7.35	05/10/13	1,987,481	1,993,692
Nasdaq Stock Market, Inc.	BTL-B	Ba3	BB+	7.07	04/18/12	485,645	487,770
Nasdaq Stock Market, Inc.	BTL-C	Ba3	BB+	7.07	04/18/12	281,517	282,749
National Processing Co. LLC	1st Lien	B3	B	8.36	09/29/13	997,436	1,002,423
National Processing Co. LLC	2nd Lien	B3	B	11.86	09/29/14	500,000	503,750
Rental Service Corp.	BTL-B	B2	B+	8.85-8.86	11/30/13	1,000,000	1,017,750
RiskMetrics Group Holdings LLC	2nd Lien	B1	B	10.85	07/11/14	250,000	254,688

							6,292,633

Healthcare, Education & Childcare-7.1%

Accellent Corp.	BTL	B3	B+	7.36	11/22/12	493,750	493,133
AMR/EmCare Holdings	BTL	B1	B+	7.32-7.39	02/10/12	645,417	648,039
CHG Cos., Inc.	2nd Lien	B1	B	11.32	01/08/14	1,000,000	1,020,000
Community Health Systems, Inc.	BTL	Ba3	BB-	7.10	08/19/11	1,295,531	1,301,807
Community Health Systems, Inc.	Incremental BTL	Ba3	BB-	7.10	02/28/12	995,000	999,820
ComPsych Investment Corp.	BTL-B	B2	NR	8.07-8.10	04/20/12	965,000	972,237
DaVita, Inc.	BTL-B	Ba3	BB-	6.82-6.86	10/05/12	2,000,000	2,008,828
Gambro AB	BTL-B	B2	B-	7.82	12/06/14	500,000	504,167
Gambro AB	BTL-C	B2	B-	8.32	12/06/15	500,000	506,250
HCA, Inc.	BTL-B	B2	B+	7.60	11/18/13	2,992,500	3,021,491
Health Management Associates	BTL-B	Ba3	NR	7.10	02/16/14	3,000,000	3,012,657
HealthSouth Corp.	BTL-B	B3	B+	7.86	03/10/13	992,500	998,816
Magellan Health Services, Inc.	BTL	Ba2	B+	7.10	08/15/08	173,611	174,045
Magellan Health Services, Inc.	CLC	Ba2	B+	5.20	08/15/08	277,778	278,472
Reable Therapeutics Finance LLC	BTL-B	B2	B	7.85-7.90	11/03/13	995,006	999,359
Spectrum Labs	BTL-B	NR	NR	8.61	12/23/11	987,500	985,031
Team Health, Inc.	BTL-B	B2	B+	7.89	11/23/12	246,875	248,315
Vanguard Health Systems, Inc.	Tranche 1	Ba3	B	7.60	09/23/11	977,705	986,464

Warner Chilcott Corp.	BTL	B2	B+	7.35	01/18/12	141,024	141,729
Warner Chilcott Corp.	BTL-B	B2	B+	7.35-7.36	01/18/12	943,245	949,056
Warner Chilcott Corp.	BTL-C	B2	B+	7.35	01/18/12	258,968	260,563

							20,510,279

Home & Office Furnishings, Housewares & Durables-1.5%

Jacuzzi Corp.	BTL-B	B2	B	7.60	02/09/14	918,919	921,504
Jacuzzi Corp.	LOC	B2	B	5.25	02/09/14	81,081	81,309
Jarden Corp.	BTL	B1	B+	7.10	01/24/12	1,035,811	1,039,551
Jarden Corp.	BTL-B2	B1	B+	7.10	01/24/12	551,703	553,140
National Bedding Co.	2nd Lien	B2	B	10.36	08/31/12	1,000,000	1,002,375
Simmons Co.	BTL-C	B2	B	7.38-9.50	12/19/11	843,120	849,268

							4,447,147

Hotels, Motels, Inns, & Gaming-3.5%

CCM Merger, Inc.	BTL-B	B1	B	7.33-7.36	07/13/12	491,253	495,628
Fairmont Hotels and Resorts	BTL-B	NR	NR	8.57	06/15/11	750,327	756,892
Green Valley Ranch Gaming LLC	2nd Lien	B2	B	8.61	07/08/14	1,000,000	1,013,250
Isle of Capri Casinos, Inc.	BTL	Ba3	BB-	7.07-7.18	02/04/11	293,250	295,559
Penn National Gaming, Inc.	BTL-B	Ba2	BB	7.10-7.15	10/03/12	1,970,000	1,985,760
Seminole Hard Rock Entertainment	BTL	Ba1	BBB-	6.88	03/10/14	2,000,000	2,004,380
Trump Entertainment Resorts Holdings LP (9)	BTL-B1	B3	B	7.87	05/20/12	491,250	495,610
Turtle Bay Resort	2nd Lien	B2	B-	11.82	09/30/11	250,000	245,860
Venetian Casino Resorts LLC	Delayed Draw	Ba2	BB-	7.09	06/15/11	170,940	172,304
Venetian Casino Resorts LLC	BTL-B	Ba2	BB-	7.09	06/15/11	829,060	835,677
Venetian Macau, Ltd.	BTL-B	B1	BB-	8.10	05/26/12	166,667	168,552
Wembley, Inc.	1st Lien	B1	B+	7.82-7.88	08/11/11	246,252	248,715
Wembley, Inc.	2nd Lien	B1	B+	9.63	08/11/11	250,000	252,500
Wimar Landco LLC	BTL	B2	B	7.86	01/07/12	1,000,000	1,005,804

							9,976,491

Leisure, Amusement, Entertainment-5.4%

24 Hour Fitness Worldwide, Inc.	BTL-B	B2	B	7.85-7.86	06/08/12	1,980,000	1,993,613
Audio Visual Services Group, Inc.	2nd Lien	B3	CCC+	10.85	08/28/14	1,000,000	1,000,000
Cedar Fair LP	BTL	Ba3	B+	7.32	08/30/12	992,500	1,003,108
Fender Musical Instruments Corp.	1st Lien	B2	B+	8.10-8.11	03/30/12	293,581	297,985
Hicks Sports Group	BTL-B	NR	NR	7.88	12/22/10	3,000,000	3,008,439
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	B	8.60	04/08/12	2,970,000	2,975,800
Panavision, Inc.	2nd Lien	B2	B-	12.36	03/30/12	500,000	508,125
Six Flags Theme Parks, Inc.	BTL-B	B3	B-	8.61	06/30/09	979,849	989,375
True Temper Sports, Inc.	BTL	B3	B-	8.54-8.61	03/15/11	357,975	358,870
WMG Acquisition Corp. (9)	BTL-B	Ba3	BB-	7.36-7.41	01/18/12	3,383,648	3,399,511

							15,534,826

Machinery-1.9%

Baldor Electric Co.	BTL	B1	BB-	7.13	01/31/14	1,900,000	1,910,194
Generac Power Systems, Inc.	1st Lien	B2	B	7.85	11/09/13	990,000	996,188
Generac Power Systems, Inc.	2nd Lien	B2	B	11.35	05/10/14	1,000,000	998,750
Gleason Corp.	BTL	B2	B+	7.81-7.88	06/30/13	672,727	677,773
NACCO Materials Handling Group, Inc.	BTL	NR	BB-	7.32-7.38	03/21/13	1,000,000	1,007,500

							5,590,405

Mining, Steel, Iron & Nonprecious Metals-1.3%

Aleris International, Inc.	BTL	B2	B+	7.38	12/14/13	1,000,000	1,003,125
Freeport-McMoRan Copper & Gold, Inc.	BTL-B	Ba2	BB+	7.07	03/01/14	2,000,000	2,007,742
Novelis, Inc.	BTL-B	B1	BB-	7.61	01/07/12	345,621	346,732
Novelis, Inc.	CND TL	B1	BB-	7.61	01/07/12	198,994	199,634
Walter Industries, Inc.	BTL	Ba3	B+	7.07-7.12	10/03/12	122,330	122,819

							3,680,052

Oil & Gas-3.6%

Alon USA, Inc. (Edginton Facility)	BTL	B2	B+	7.57	06/15/13	27,569	27,759
Alon USA, Inc. (Paramount Facility)	BTL	B2	B+	7.57	06/15/13	220,556	222,072
Calumet Lubricants Co. LP	BTL	B2	BB-	8.84	11/09/12	109,722	109,997
Calumet Lubricants Co. LP	CLD	B2	B	5.19	11/09/12	111,111	111,389

CDX Funding LLC	2nd Lien	NR	NR	10.57	03/31/13	1,000,000	1,022,500
Coffeyville Resources LLC	LOC	B2	B+	8.36	12/28/10	162,162	164,324
Coffeyville Resources LLC	BTL-B	B2	B+	8.36	12/28/13	837,838	844,122
Connacher Oil & Gas, Ltd.	BTL-B	B1	BB-	8.61	10/20/13	1,000,000	1,005,625
Dresser, Inc.	BTL-B	B1	B	8.13	10/31/13	961,783	971,201
EPCO Holdings, Inc.	BTL-B	Ba1	BB-	7.36	08/18/10	490,077	496,728
Helix Energy Solutions Group, Inc.	BTL-B	B2	BB-	7.32-7.36	05/05/13	994,970	1,000,360
Key Energy Services, Inc.	BTL-B	B3	CCC	7.85-7.86	06/30/12	987,500	995,215
McJunkin Corp.	BTL	B1	B+	7.60	01/30/14	997,500	1,006,384
Targa Resources, Inc.	LOC	B1	B+	7.23	10/31/12	96,774	97,613
Targa Resources, Inc.	BTL-B	B1	B+	7.35-7.36	10/31/12	397,177	400,622
Western Refining Co. LP	Delayed Draw	B1	BB-	7.11	02/28/14	392,857	394,453
Western Refining Co. LP	BTL	B1	BB-	7.11	02/28/14	1,607,143	1,613,673

							10,484,037

Personal & Nondurable Consumer Products-0.7%

American Achievement Corp.	BTL-B	Ba3	B	7.57-9.50	03/25/11	608,516	612,954
Bushnell Performance Optics	BTL-B	B2	B	8.34-10.25	08/19/11	493,902	496,578
Hillman Group, Inc.	BTL-B	B2	B	8.38	03/30/11	808,474	815,043

							1,924,575

Personal, Goods & Misc. Services-2.3%

Garden Fresh Restaurants Corp.	BTL-B	B2	B	8.61	06/22/11	743,750	747,469
NEP, Inc.	BTL-B	B1	B	7.60	02/16/14	1,000,000	1,006,094
Reynolds American, Inc.	BTL-B	Ba1	BB+	7.13	05/31/12	1,985,000	2,003,433
Sabre Holdings Corp.	BTL-B	B2	B+	7.61	03/30/13	2,000,000	2,000,000
Stewart Enterprises, Inc.	BTL-B	Ba3	BB	7.07-7.15	11/19/11	371,684	373,078
Travelport, Inc.	BTL-B	B2	B	7.85	08/08/13	453,112	457,875
Travelport, Inc.	LOC	B2	B+	7.85	08/08/13	44,611	45,080

							6,633,029

Personal Transportation-2.3%

Continental Airlines, Inc.	BTL-A1	B2	B	8.74	06/01/11	285,714	288,214
Continental Airlines, Inc.	BTL-A2	B2	B	8.74	06/01/11	714,286	720,536
Delta Air Lines, Inc. (5)(11)	BTL-C	B3	B	12.86	03/27/08	1,500,000	1,516,875
United Airlines, Inc.	Tranche B	B2	B	7.38	02/02/14	2,000,000	2,003,438
US Airways Group, Inc.	BTL	B3	B-	7.85	03/21/14	2,000,000	2,009,584

							6,538,647

Printing & Publishing-4.8%

Affinity Group, Inc.	BTL	Ba1	B	7.82	06/24/09	1,129,913	1,138,387
Caribe Information Investment, Inc.	BTL-B	B2	B	7.60-7.61	03/31/13	1,900,731	1,905,482
GateHouse Media Operating, Inc. (9)	Delayed Draw	B1	B+	7.11	08/28/07	43,478	43,424
GateHouse Media Operating, Inc. (9)	BTL-B	B1	B+	7.11	08/28/14	1,456,522	1,456,522
Idearc, Inc.	BTL-B	Ba3	BB	7.35	11/17/11	1,995,000	2,009,464
National CineMedia, Inc.	BTL	B1	B+	7.09	02/13/15	1,000,000	1,003,125
Penton Media, Inc.	BTL-B	B1	B+	7.60	02/01/13	1,000,000	1,005,417
Primedia, Inc.	BTL	B2	B	7.57	09/30/13	1,081,624	1,082,244
Reader’s Digest Association, inc.	BTL-B	Ba3	B	7.38	03/01/14	1,000,000	1,003,304
Thomas Nelson Publishers	BTL-B	B2	B	7.57-7.61	06/12/12	496,250	498,111
Valassis Communications, Inc. (9)	BTL	B1	B+	7.10	03/02/14	1,573,333	1,579,233
Yell Group, Ltd.	BTL-B	Ba3	BB-	7.32	10/27/12	1,000,000	1,008,672

							13,733,385

Retail Stores-5.1%

CSK Automotive, Inc.	BTL	B1	B+	8.38	06/30/12	995,006	1,010,553
David’s Bridal, Inc.	BTL	B2	B	7.40	01/31/14	2,000,000	1,995,000
General Nutrition Centers	BTL-B	B3	B-	7.56	08/16/13	2,000,000	2,000,250
Jean Coutu Group, Inc.	BTL-B	B3	B+	7.88	07/29/11	1,251,752	1,254,761
Michaels Stores, Inc.	BTL-B	B2	B-	8.13	10/31/11	2,930,156	2,960,955
Neiman-Marcus Group, Inc.	BTL	B1	B+	7.35	04/06/13	860,760	869,401
Petco Animal Supplies, Inc.	BTL-B	B2	B	8.10-8.11	10/25/13	498,750	502,980
Quality Stores, Inc. (Central Tractor) † # @ (5) (10)	BTL-B	Caa2	NR	10.75	04/30/07	833,705	—
Sally Holdings LLC	BTL-B	B2	B	7.86	11/01/13	995,000	1,003,430
Supervalu, Inc.	BTL-B	Ba3	BB-	6.82-6.84	06/02/12	992,500	996,729
Toys R Us, Inc.	BTL	B2	B	9.61	07/19/12	2,000,000	2,054,750

							14,648,809

Telecommunications-5.7%

American Cellular Corp.	BTL-B	B2	B-	7.32	04/01/14	2,000,000	2,000,000
Centennial Cellular Operating Co. LLC	BTL	B2	B-	7.35-7.36	02/09/11	1,375,000	1,387,317
Cricket Communications, Inc.	BTL-B	B3	B-	7.60	06/16/13	2,977,500	2,997,970
Crown Castle Operating Co.	BTL	B1	BB	6.82-6.90	01/26/14	2,000,000	2,006,428
FairPoint Communications, Inc.	BTL-B	B1	BB-	7.13	02/08/12	1,000,000	1,004,844
Hawaiian Telecom Communications, Inc.	BTL-B	B1	B	7.60	10/31/12	991,111	996,763
Madison River Capital LLC	BTL-B	B1	B+	7.61	07/29/12	742,857	744,900
MetroPCS Wireless, Inc.	BTL-B	B3	B-	7.63	11/02/13	995,000	1,000,459
Ntelos, Inc.	1st Lien	Ba3	B	7.57	08/24/11	1,451,833	1,460,907
Paetec Communications, Inc.	1st Lien	B2	B	8.82	02/15/13	1,000,000	1,014,000
Sorenson Communications, Inc.	Tranche B	B2	B	8.32	11/15/12	495,179	498,170
Syniverse Technologies, Inc.	BTL-B	Ba3	BB-	7.10	02/15/12	1,190,325	1,194,045

							16,305,803

Textiles & Leather-0.8%

Globe Manufacturing Corp. † # @ (5) (6)	BTL-B	Caa2	NR	11.00	07/16/06	837,014	—
Hanesbrands, Inc.	BTL-B	Ba3	B+	7.07-7.11	09/05/13	926,071	933,070
Totes Isotoner Corp.	2nd Lien	B2	B	11.32	01/24/14	1,000,000	1,010,000
William Carter Co.	BTL-B	Ba3	BB	6.82-6.86	07/14/12	344,156	344,371

							2,287,441

Utilities-4.9%

Boston Generating LLC	BTL-B	B1	B+	7.60	12/19/13	777,362	783,331
Boston Generating LLC	Synthetic LOC	B1	B+	5.24	12/19/13	172,414	173,738
Boston Generating LLC	Synthetic LOC	B1	B+	7.62	12/19/13	48,276	48,647
Concho Resources, Inc.	2nd Lien	NR	NR	9.10	03/28/12	2,000,000	2,008,750
HCP Acquisition, Inc.	2nd Lien	NR	B+	9.61	02/16/15	1,000,000	1,025,000
KGen Power Corp.	LOC	Ba3	BB-	7.13	01/31/14	375,000	376,055
KGen Power Corp.	BTL	Ba3	BB-	7.13	01/31/14	623,438	625,191
La Paloma Generating Co.	Delayed Draw	B1	BB-	7.10	08/16/12	14,905	14,855
La Paloma Generating Co.	LOC	B1	BB-	7.07	08/16/12	32,787	32,678
La Paloma Generating Co.	BTL-C	B3	BB-	8.85	08/16/12	250,000	250,833
La Paloma Generating Co.	BTL-B	B1	BB-	7.10	08/16/12	187,148	186,524
Mach Gen LLC	LOC	B2	B	7.35	02/22/13	281,250	281,602
Mach Gen LLC	BTL-B	B2	B	7.36	02/22/14	2,711,953	2,710,258
NE Energy, Inc.	2nd Lien	NR	B-	9.85	05/01/11	250,000	253,854
NRG Energy, Inc.	BTL	Ba3	B+	7.35	02/02/13	1,751,811	1,765,654
NSG Holdings II LLC	LOC	Ba2	BB	6.86	06/15/14	102,041	102,041
NSG Holdings II LLC	BTL	Ba2	BB	6.86	06/15/14	897,959	897,959
Reliant Energy, Inc.	LOC	B2	B	5.19	12/01/13	428,571	432,283
Reliant Energy, Inc.	BTL	B2	B	7.70	12/01/13	571,429	576,378
TPF Generation Holdings LLC	2nd Lien	B3	B+	9.60	12/15/14	1,500,000	1,532,813

							14,078,444

Total Loans (cost $279,434,741)							279,112,206

CORPORATE BONDS-0.7%
Electronics-0.7%
NXP BV * (7)
8.11% due 10/15/13 (cost $2,000,000)						2,000,000	2,057,500

COMMON STOCK-0.1%
Telecommunications-0.1%

Global Crossing, Ltd. †						175	4,813
SAVVIS Communications Corp. †						6,313	302,266

Total Common Stock (cost $125,981)							307,079

Total Long-Term Investment Securities (cost $281,560,722)							281,476,785

SHORT-TERM INVESTMENT SECURITIES-9.1%
Registered Investment Companies-9.1%

SSgA Money Market Fund (Cost $26,274,189)	26,274,189	26,274,189

TOTAL INVESTMENTS-106.8% (cost $307,834,911) (8)		307,750,974
Liabilities in excess of other assets-(6.8)%		(19,725,325)

NET ASSETS-100.0%		$288,025,649

BTL-Bank Term Loan

CND-TL Canadian Term Loan

LOC-Letter of Credit

CLD-Credit Linked Deposit

CLC-Credit Linked Commitment

NR-Security is not rated.

†	Non-income producing security
@	Illiquid security. At March 31, 2007, the aggregate value of these securities was $882,200, representing 0.3% of net assets.
#	Fair valued security; see Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $2,057,500 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of March 31, 2007.
(2)	Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 69 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007.
(8)	See Note 3 for cost of investments on a tax basis.
(9)	Loan is subject to an unfunded loan commitment. See Note 4 for details.
(10)	Loan is in default of interest payments.
(11)	Company emerged from bankruptcy subsequent to March 31, 2007.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2007 — (unaudited)

Note 1. Security Valuation

The Fund’s investments in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors. Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Mutual Funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

The Senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Investment Concentration

The Fund invests primarily in senior secured floating rate loans by purchasing participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at March 31, 2007 for federal income tax purposes were as follows:

Cost (tax basis)	$307,835,738

Gross unrealized appreciation	$1,866,495
Gross unrealized depreciation	(1,951,260)

Net unrealized depreciation	$(84,765)

Note 4. Unfunded Loan Commitments

On March 31, 2007, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
GateHouse Media Operating, Inc.	Delayed Draw Term Loan	08/28/07	$500,000
Trump Entertainment Resorts Holdings LP	Delayed Draw Term Loan	05/20/12	492,500
Valassis Communications, Inc.	Delayed Draw Term Loan	03/02/14	426,667
WMG Acquisition Corp.	Revolver	02/28/10	500,000

Note 5. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”), AIG SunAmerica Capital Services, Inc. (the “Distributor”) and AIGGIC announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Fund.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (the “1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, subadviser or principal underwriter of the Fund. The Adviser, the Distributor and the Subadviser expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, the Distributor and the Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Fund.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	May 30, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 30, 2007